Note 16 - Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of tax receivables and payables [text block]
16	Current tax assets and liabilities

	Year ended December 31,
Current tax assets	2017	2016
V.A.T. credits	76,714	61,552
Prepaid taxes	55,620	79,434
	132,334	140,986

	Year ended December 31,
Current tax liabilities	2017	2016
Income tax liabilities	35,210	55,841
V.A.T. liabilities	14,313	11,065
Other taxes	52,882	34,291
	102,405	101,197